PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2017
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepayments and Other Current Assets
	2016	2017
	December 31	June 30
	RMB	RMB
Value-added tax deductible	286,198,731	513,779,749
Deposit for customer duty, bidding and others	154,023,704	193,440,045
Receivables related to disposal of subsidiaries	185,380,069	169,451,200
Receivables related to a sales leaseback transaction	-	150,000,000
Prepayment for income tax	24,323,033	98,482,024
Receivables related to discount from a supplier	-	71,968,600
Receivables of option exercised	6,135,783	47,011,926
Prepaid insurance premium	19,237,805	22,499,561
Prepaid commission	2,013,070	21,150,146
Receivables related to disposal of land use right	23,172,107	14,571,587
Rental deposit and prepayment	5,897,704	11,207,872
Employee advances	8,584,936	10,032,847
Prepaid professional service fee	4,095,436	545,934
Others	47,581,875	53,526,363
Total	766,644,253	1,377,667,854